DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
DERIVATIVE LIABILITIES
Summary of fair values of the liabilities measured
Six Months ended
June 30, 2020
Expected term	1.00 years
Expected average volatility	425%
Expected dividend yield	-
Risk-free interest rate	1.59%

Year ended
December 31, 2019
Expected term	1.00 years
Expected average volatility	410%
Expected dividend yield	-
Risk-free interest rate	1.59%

Summary of fair value measurements of the derivative liabilities
Total	Level 1	Level 2	Level 3
$2,123,877	$-	$-	$2,123,877

Total	Level 1	Level 2	Level 3
$2,026,314	$-	$-	$2,026,314